EXPLORATION AND EVALUATION ASSETS - Disclosure of detailed information about exploration assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Exploration And Evaluation Assets [Line Items]
Tangible exploration and evaluation assets	$ 38,121,725	$ 31,020,942
Additions	2,611,996	9,075,945
Earn-in Barrick payment		(1,975,162)
Incidental Revenues	(235,000)
Tangible exploration and evaluation assets	40,498,721	38,121,725
North Kivu [Member]
Exploration And Evaluation Assets [Line Items]
Tangible exploration and evaluation assets	10,621,366	10,621,366
Additions	0	0
Earn-in Barrick payment		0
Incidental Revenues	0
Tangible exploration and evaluation assets	10,621,366	10,621,366
Ngayu [Member]
Exploration And Evaluation Assets [Line Items]
Tangible exploration and evaluation assets	17,707,547	17,466,671
Additions	190,820	2,216,038
Earn-in Barrick payment		(1,975,162)
Incidental Revenues	0
Tangible exploration and evaluation assets	17,898,367	17,707,547
Imbo [Member]
Exploration And Evaluation Assets [Line Items]
Tangible exploration and evaluation assets	9,792,812	2,932,905
Additions	2,421,176	6,859,907
Earn-in Barrick payment		0
Incidental Revenues	(235,000)
Tangible exploration and evaluation assets	$ 11,978,988	$ 9,792,812